Submission	Feb. 21, 2025
Submission [Line Items]
Central Index Key	0001677576
Registrant Name	INNOVATIVE INDUSTRIAL PROPERTIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES